STARBOARD INVESTMENT TRUST

RiskX Funds

Supplement to the Prospectus,
Summary Prospectuses and
 Statement of Additional Information
October 28, 2014
This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information dated September 29, 2014 for the RiskX Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update language in the Prospectus dated September 29, 2014 relative to Net Annual Fund Operating Expenses for the Funds and the intent of FolioMetrix, the investment advisor to the Funds ("Advisor") to limit the total operating expense, including the fees and expenses of acquired mutual funds owned by the Funds as portfolio investments, effective October 28, 2014.
Prospectus and Summary Prospectuses
For the Rx Dynamic Growth Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	0.64%	0.64%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%
Total Annual Fund Operating Expenses	1.09%	2.09%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$111	$347	$601	$1,329
Advisor	$312	$655	$1,124	$2,421
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$111	$347	$601	$1,329
Advisor	$212	$655	$1,124	$2,421

Additionally for the Rx Dynamic Growth Fund, the paragraph beneath the bar graph titled "Institutional Class Calendar Year Returns" under the section titled "Performance Information" is revised by replacing it in its entirety with the following:
During the periods shown in the bar chart above the Fund's highest quarterly return was 8.93% (quarter ended December 31, 2010) and the Fund's lowest quarterly return was ‑12.80% (quarter ended September 30, 2011).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 3.65%.
For the Rx Dynamic Total Return Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	1.63%	1.63%
Acquired Fund Fees and Expenses[2]	0.18%	0.18%
Total Annual Fund Operating Expenses	2.26%	3.26%
Less Fee Waiver and/or Expense Limitation[3]	0.96%	0.96%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.30%	2.30%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.30% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.30% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$132	$614	$1,122	$2,521
Advisor	$333	$914	$1,620	$3,493
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$132	$614	$1,122	$2,521
Advisor	$233	$914	$1,620	$3,493

For the Rx Non Traditional Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	1.57%	1.57%
Acquired Fund Fees and Expenses[2]	0.37%	0.37%
Total Annual Fund Operating Expenses	2.39%	3.39%
Less Fee Waiver and/or Expense Limitation[3]	0.40%	0.40%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.99%	2.99%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.99% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.99% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$202	$707	$1,239	$2,696
Advisor	$402	$1,005	$1,730	$3,649
You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$202	$707	$1,239	$2,696
Advisor	$302	$1,005	$1,730	$3,649

For the Rx High Income Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	1.04%	1.04%
Acquired Fund Fees and Expenses[2]	0.20%	0.20%
Total Annual Fund Operating Expenses	1.69%	2.69%
Less Fee Waiver and/or Expense Limitation[3]	0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.44%	2.44%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.44% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.44% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$147	$508	$894	$1,977
Advisor	$347	$812	$1,403	$3,004
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$147	$508	$894	$1,977
Advisor	$247	$812	$1,403	$3,004

For the Rx Traditional Equity Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	1.91%	1.91%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%
Total Annual Fund Operating Expenses	2.44%	3.44%
Less Fee Waiver and/or Expense Limitation[3]	1.34%	1.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.10%	2.10%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.10% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.10% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$632	$1,179	$2,674
Advisor	$313	$932	$1,674	$3,631
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$632	$1,179	$2,674
Advisor	$213	$932	$1,674	$3,631

For the Rx Traditional Fixed Income Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	0.76%	0.76%
Acquired Fund Fees and Expenses[2]	0.07%	0.07%
Total Annual Fund Operating Expenses	1.28%	2.28%
Less Fee Waiver and/or Expense Limitation[3]	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.10%	2.10%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.10% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.10% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$388	$685	$1,529
Advisor	$313	$695	$1,204	$2,602
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$388	$685	$1,529
Advisor	$213	$695	$1,204	$2,602

For the Rx Tactical Rotation Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	1.00%	1.00%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	0.60%	0.60%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%
Total Annual Fund Operating Expenses	1.68%	2.68%
Less Fee Waiver and/or Expense Limitation[3]	0.23%	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.45%	2.45%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.45% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.45% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$148	$507	$891	$1,968
Advisor	$348	$811	$1,400	$2,996
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$148	$507	$891	$1,968
Advisor	$248	$811	$1,400	$2,996

For the Rx Tax Advantaged Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	4.27%	4.27%
Acquired Fund Fees and Expenses[2]	0.21%	0.21%
Total Annual Fund Operating Expenses	4.93%	5.93%
Less Fee Waiver and/or Expense Limitation[3]	3.67%	3.67%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.26%	2.26%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.26% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.26% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$128	$1,152	$2,177	$4,746
Advisor	$329	$1,436	$2,621	$5,488
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$128	$1,152	$2,177	$4,746
Advisor	$229	$1,436	$2,621	$5,488

For the Rx Dividend Income Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.90%	0.90%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	3.93%	3.93%
Acquired Fund Fees and Expenses[2]	0.20%	0.20%
Total Annual Fund Operating Expenses	5.03%	6.03%
Less Fee Waiver and/or Expense Limitation[3,4]	3.15%	3.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.88%	2.88%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.88% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.88% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund and the benefit of the waiver will be passed through to the Fund.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$191	$1,228	$2,264	$4,853
Advisor	$391	$1,510	$2,704	$5,583
You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$191	$1,228	$2,264	$4,853
Advisor	$291	$1,510	$2,704	$5,583

For the Rx Premier Managers Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses	3.95%	3.95%
Acquired Fund Fees and Expenses[2]	0.21%	0.21%
Total Annual Fund Operating Expenses	4.61%	5.61%
Less Fee Waiver and/or Expense Limitation[3]	3.13%	3.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.48%	2.48%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.48% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.48% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$151	$1,109	$2,074	$4,522
Advisor	$351	$1,394	$2,524	$5,287
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$151	$1,109	$2,074	$4,522
Advisor	$251	$1,394	$2,524	$5,287

For the Rx Fundamental Growth Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	1.00%	1.00%
Distribution and/or Service (12b‑1) Fees	None	1.00%
Other Expenses[1]	1.41%	1.41%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%
Total Annual Fund Operating Expenses	2.41%	3.41%
Less Fee Waiver and/or Expense Limitation[3]	1.31%	1.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.10%	2.10%
1.  "Other Expenses" are based on estimated expenses for the current fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.10% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.10% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$626	$1,167	$2,646
Advisor	$313	$926	$1,662	$3,606
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$626	$1,167	$2,646
Advisor	$213	$926	$1,662	$3,606

On page 124 of the Prospectus, the subsection captioned "Expense Limitation Agreement" under the section titled "Additional Information on Expenses" is revised by replacing the subsection in its entirety with the following:
Expense Limitation Agreement.  In the interest of limiting expenses of the Funds, the Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than certain percentages of the average daily net assets of the Fund as outlined in the chart below.

Fund	Operating Expense Limit (Including Acquired Fund Fees and Expenses)
1.Rx Dynamic Growth Fund	1.40%
2.Rx Dynamic Total Return Fund	1.30%
3.Rx Non Traditional Fund	1.99%
4.Rx High Income Fund	1.44%
5.Rx Traditional Equity Fund	1.10%
6.Rx Traditional Fixed Income Fund	1.10%
7.Rx Tactical Rotation Fund	1.45%
8.Rx Tax Advantaged Fund	1.26%
9.Rx Dividend Income Fund	1.88%
10.Rx Premier Managers Fund	1.48%
11.Rx Fundamental Growth Fund	1.10%

Net annual operating expenses for the Fund may exceed these limits to the extent that they incur expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action by the Trust's board of trustees. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Statement of Additional Information

Investors Should Retain This Supplement for Future Reference